Long-term Debt - Movement in Debentures (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Long-term Debt
Change in foreign exchange rate	$ 108,000	$ (144,000)
Convertible unsecured debentures
Long-term Debt
Beginning Balance	0	11,784,000
Conversion to common shares		(10,683,000)
Change in fair value		(1,150,000)
Change in foreign exchange rate		49,000
Ending Balance	$ 0	$ 0